Cash and Cash Equivalents and Short-term Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents And Short-term Deposits [Abstract]
Schedule of cash and cash equivalents and short-term deposits
($000s)	December 31, 2018	December 31, 2017
Cash and cash equivalents	2,928	4,049
Short-term deposits	17,068	12,056
	19,996	16,105